SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates that require management’s subjective judgments include, but are not limited to, revenue recognition, income taxes, share-based compensation and purchase price allocation on acquisitions including determination of useful lives, Incremental Borrowing Rate (“IBR”), convertible notes borrowing rate and contingent consideration. The Company evaluates its estimates and judgments on an ongoing basis and revises them when necessary. Actual results may differ from the original or revised estimates.

The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Principles of consolidation:
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances, have been eliminated upon consolidation.

Foreign currency translation and transactions
c.	Foreign currency translation and transactions:

A substantial portion of the Company's financing activities, including equity transactions, cash investments, costs and revenues are generated in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operate. Thus, the functional and reporting currency of the Company is the U.S. dollar. Transactions and balances that are denominated in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with principles set forth in Accounting Standard Codification ("ASC") Topic 830, Foreign Currency Matters (“ASC 830"). In accordance with ASC 830, monetary assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars at the end of each reporting period using the exchange rates in effect at the balance sheet date. Non-monetary assets denominated in foreign currencies are measured using historical exchange rates. Gains and losses resulting from remeasurement are generally recorded in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents:
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term deposits:
e.	Short-term deposits:

Short-term deposits are deposits with maturities over three months from the date of purchase and of up to one year. As of December 31, 2021 and 2020, the Company's bank deposits were mainly denominated in U.S. dollars and New Israel Shekels (NIS) and bore interest at weighted average interest rates of 0.77% and 1.21%, respectively. Short-term deposits are presented at their cost, including accrued interest.

Restricted deposits:
f.	Restricted deposits:

Restricted deposits are deposits with maturities of up to one year and are used as security for the rental of premises and for the Company's credit cards. As of December 31, 2021 and 2020, the Company's bank deposits were in U.S. dollars and bore interest at weighted average interest rates of 0.63% and 0.038%, respectively. Restricted deposits are presented at their cost, including accrued interest.

Marketable securities:
g.	Marketable securities:

Marketable securities consist of investments in debt securities and in equity securities with readily determinable fair values. The Company accounts for investments in marketable debt securities in accordance with ASC Topic 320, Investments - Debt Securities (“ASC 320”). The Company’s marketable debt securities consist of U.S. federal deposit insured corporation, Treasury bonds, certificate of deposits, sovereign bonds, municipal bonds and corporate bonds. Marketable debt securities are classified as available for sale at the time of purchase. Available-for-sale securities are carried at fair value based on quoted market prices, with the unrealized gains and non-credit related losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income (expense), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion, together with interest on securities, are included in financial income (expense), net.

Prior to January 1, 2020, the Company recognized an impairment charge when a decline in the fair value of its investments below the cost basis was judged to be other-than-temporary (“OTTI”). Factors considered in making such a determination included the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. The Company concluded that unrealized losses on its available-for-sale debt securities for the year ended December 2019 were not OTTI.

In 2020, the Company adopted ASU 2016-13, Topic 326 Financial Instruments – Credit Losses which modified the OTTI model for available for sale debt securities. Available-for-sale debt securities are periodically evaluated for unrealized losses. For unrealized losses in securities that the Company intends to hold and will not more likely than not be required to sell before recovery, the Company further evaluates whether declines in fair value below amortized cost are due to credit or non-credit related factors. The Company considers credit related impairments to be changes in value that are driven by a change in the creditor's ability to meet its payment obligations and records an allowance and recognizes a corresponding loss in financial income (expense), net when the impairment is incurred. During the years ended December 31, 2021 and 2020, credit loss impairments were immaterial.

The Company classifies its marketable debt securities as either short-term or long-term based on each instruments’ underlying contractual maturity date as well as the intended time of realization. Marketable debt securities with maturities of 12 months or less are classified as short-term, and marketable debt securities with maturities greater than 12 months are classified as long-term.

The Company accounts for investments in marketable equity securities with readily determinable fair values in accordance with ASC Topic 321, Investments - Equity Securities (“ASC 321”). These investments are measured at fair value with the related gains and losses, including unrealized, recognized in financial income (expense), net.

Property and equipment, net:
h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 - 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The carrying amounts of property and equipment are reviewed for impairment in accordance with ASC Topic 360, Property, Plant and Equipment ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or assets group to their net carrying amount. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There were no impairment charges during any of the periods presented.

Business combinations:
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC Topic 805, Business Combinations (“ASC 805”). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill. Upon the end of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever occurs earlier, any subsequent adjustments would be recorded in the statement of comprehensive loss. Acquisition-related costs are recognized separately from the business combination and are expensed as incurred. The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition.

Goodwill and intangible assets:
j.	Goodwill and intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions.

Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Under ASC Topic 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized, but rather is subject to impairment test at least annually. The Company elected to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if events or changes in circumstances indicate the carrying value may not be recoverable. Goodwill is tested for impairment at the reporting unit level, by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If the reporting unit does not pass the qualitative assessment, the Company carries out a quantitative test for impairment of goodwill, by comparing the fair value of the reporting unit with the carrying amount of the reporting unit that includes goodwill. The Company may bypass the qualitative assessment and proceed directly to performing the quantitative goodwill impairment test. The Company operates as one reporting segment, and this segment comprises its only reporting unit. Therefore, goodwill is tested for impairment at that level. The Company’s analysis did not indicate impairment during any of the periods presented.

Intangible assets are stated at cost, less accumulated amortization and impairment. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets:

Technology	7-8 years
Customer relations	4 -15 years
Customer data	15 years
Non-Competition agreement	3 years
Domain	7 years
Distribution agreement	1.5 years

Amortization is recorded into cost of revenues or operating expenses, depending on the nature of the asset. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of an asset or assets group to their net carrying amount. If the estimated undiscounted future cash flows associated with the asset or assets group are less than the carrying amount, an impairment loss will be recorded based on the estimated fair value. There were no material impairment charges during any of the periods presented.

Investments in privately held companies:
k.	Investments in privately held companies:

The Company holds equity investments in private companies without readily determinable market values in which it does not have control or significant influence. The Company accounts for these equity investments using the measurement alternative, which is cost, less any impairment, adjusted for changes in fair value resulting from observable transactions for identical or similar investments of the same issuer. The investments are reviewed periodically to determine if their respective values have appreciated or have been impaired, and adjustments are recorded as necessary. These investments are presented in the Company’s consolidated balance sheets as part of prepaid expenses and other long-term assets.

The carrying amount the Company’s equity investments in privately held companies without readily determinable market values as of December 31, 2021 and 2020, was $11,477 and $72,646, respectively.

During the year ended December 31, 2021, a privately held company completed its initial public offering and began trading on Nasdaq. As such, effective June 2021, the Company's investment in this company no longer qualifies for the use of the measurement alternative, as the fair value of the investment became readily determinable. As a result, the investment was classified as marketable securities. At the date of transfer the carrying amount of the investment was $96,222.

During the years ended December 31, 2021 and 2020, the Company recorded in financial income (expense), net unrealized gains of $2,833 and $67,822, respectively, related to revaluation of its equity investments in privately held companies based on observable price changes.

As of December 31, 2021, cumulative unrealized gains related to investments in privately held companies without readily determinable market values, excluding unrealized gains related to the investment transferred to marketable securities, was $3,946.

Derivatives instruments:
l.	Derivatives instruments:

The Company enters into foreign currency contracts, primarily forward and option contracts, with financial institutions to protect against foreign exchange risks.

In accordance with ASC Topic 815, Derivative and Hedging ("ASC 815"), the Company recognizes all derivative instruments as either assets or liabilities on the balance sheet at their respective fair values. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative.

Derivative instruments designated as hedging instruments:

The Company has instituted a foreign currency cash flow hedging program, to hedge the risk of overall changes in cash flows resulting from foreign currency salary payments, rent and other overheads. The Company hedges portions of its forecasted salary, rent and other overhead cash flow denominated in NIS, using options and forward contracts that are designated as cash flow hedges, as defined by ASC 815. For these derivative instruments, gains and losses are reported as a component of other comprehensive income and subsequently recognized in earnings with the corresponding hedged item.

The net fair value of derivative instruments designated as hedging instruments as of December 31, 2021 and 2020, totaled $394 and $6,841, respectively, and is presented as prepaid expenses and other current assets.

As of December 31, 2021 and 2020, the gross amount recorded in accumulated other comprehensive income from the Company's currency options transactions was $296 and $6,841, respectively.

As of December 31, 2021, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $156,806. The foreign exchange forward and options contracts will expire throughout 2022.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges, the Company enters into certain foreign exchange forward and option transactions to economically hedge certain revenue transactions in Euros, British pounds, Brazilian Real, Japanese Yen and Israeli Shekel.

Gains and losses related to such derivative instruments are recorded in financial income (expenses), net.

The net fair value of derivative instruments not designated as hedging instruments as of December 31, 2021 and 2020, totaled $476 and $(1,719), respectively, and is presented as prepaid expenses and other current assets and accrued expenses and other current liabilities.

In the years ended December 31, 2021, 2020 and 2019, the Company recorded financial income (expenses), net, from economically hedge, in the amount of $6,408, $(5,529) and $963, respectively.

As of December 31, 2021, the notional amounts of foreign exchange forward and options contracts into which the Company entered were $259,903. The foreign exchange forward and option transactions will expire through 2022.

Severance pay:
m.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, contributed on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2021, 2020 and 2019, amounted to $22,413, $15,737 and $12,042, respectively.

U.S. employees defined contribution plan:
n.	U.S. employees defined contribution plan:

The U.S. Subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $19.5 per year (for certain employees over 50 years of age the maximum contribution is $26 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The U.S. Subsidiary matches 4% of employee contributions up to the plan with no limitation. During the years ended December 31, 2021, 2020 and 2019, the U.S. Subsidiary recorded expenses for matching contributions in amounts of $2,271, $1,117 and $727, respectively.

Convertible senior notes:
o.	Convertible Senior Notes:

Prior to January 1, 2021, the Company accounted for the issuance of Convertible Senior Notes (also referred to as “Notes” or “Convertible Notes”) in accordance with ASC Subtopic 470-20, Debt with Conversion and Other Options. Pursuant to this subtopic, as the Convertible Notes have a net settlement feature and may be settled wholly or partially in cash upon conversion, the Company separately accounted for the liability (debt) and equity (conversion option) components of the instrument. The carrying amount of the liability component was computed by estimating the fair value of a similar liability without the conversion option. The amount of the equity component was then calculated by deducting the fair value of the liability component from the principal amount of the instrument. This difference was accounted for as a debt discount that was amortized to interest expense over the respective terms of the Convertible Notes using an effective interest rate method. In accounting for the issuance costs related to the Convertible Notes, the allocation of issuance costs incurred between the liability and equity components was based on their relative values.

As of January 1, 2021, when the Company early adopted ASU 2020-06, the Company accounts for the Convertible Notes at amortized cost, as a single unit of account on the balance sheet. The carrying value of the liability is represented by the face amount of the Convertible Notes, less debt offering costs, adjusted for any amortization of offering costs. Offering costs are being amortized to interest expense over the term of the Convertible Notes, using the effective interest rate method.

See Note 2.ae for details on the early adoption of ASU 2020-06 as of January 1, 2021.

Revenue recognition:
p.	Revenue recognition:

The Company’s total revenues are comprised of revenues from Creative Subscriptions and revenues from Business Solutions. Creative Subscriptions revenues are generated from the sale of monthly, yearly and multi-year premium subscriptions for its website solutions as well as from the sale of domain registrations. Business Solutions revenues are generated from the sale of additional products and services that are offered to all of the Company’s registered users, in addition to the creative subscriptions. These products and services include, among others, Google Workspace (formerly known as G-Suite), Wix Payments, Ascend by Wix and other applications, both sold through the Company’s App Market or elsewhere on its platform.

In accordance with ASC Topic 606, Revenues from Contracts with Customers (“ASC 606”), the Company recognizes revenue when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these services. Revenue is recognized net of allowances for refunds and any taxes collected from customers, which are subsequently remitted to governmental authorities. Refunds are estimated at contract inception and updated at the end of each reporting period if additional information becomes available.

The Company recognizes revenue by applying the following steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

Arrangements with the Company’s customers do not provide the customers with the right to take possession of the software supporting the Company’s platform at any time and are therefore accounted for as service contracts.

In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts do not include a significant financing component. The Company applies the practical expedient in ASC 606 and does not assess the existence of a significant financing component when the difference between payment and revenue recognition is a year or less.

Payments received in advance of the Company’s performance are recorded as deferred revenues, which represent a contract liability.

The Company's arrangements with its customers may include multiple performance obligations. When contracts involve multiple performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting under ASC 606. Each of the Company’s products and services is sold separately, therefore standalone selling prices (SSP) for each of them is observed, and allocation of the transaction price between the performance obligations in the contract is made relatively on that basis.

Creative Subscriptions

Revenues from premium subscriptions are recognized on a straight-line basis over the contract period.

The Company offers a 14-day money back guaranty ("Guaranty Period") on new premium subscription. The Company considers such amount collected from new premium subscriptions as customer deposits until the end of the 14-day trial period. Revenues are recognized once the Guaranty Period has expired.

Revenues related to the purchase and registration of domain names are recognized at a point in time upon the purchase and registration of the domain name, since that is when the Company transfers control and satisfies the performance obligation.

Business Solutions

Revenues related to subscriptions and software applications developed by the Company, including Ascend by Wix, are primarily recognized on a straight-line basis over the contract period.

Revenues related to Wix Payments earned from processing payments are recognized at the time of the transaction, and fees are determined based in part on a percentage of the Gross Payment Volume (“GPV”) processed plus a per transaction fee, where applicable.

Revenues related to Google Workspace subscriptions, which are sold on a monthly or yearly basis, are recognized on a ratable basis over the subscription period. See Note 2.af with regard to a correction of immaterial prior-period errors related to Google Workspace.

Revenues related to third-party software applications and solutions are generally recognized on a net basis at a point in time upon purchase of the application, since that is when the Company completes its obligation to facilitate the transfer between the customer and the third party.

Principal versus Agent Considerations

The Company follows the guidance provided in ASC 606 for determining whether the Company is a principal or an agent in arrangements with customers that involve another party that contributes to providing a specified service to a customer. The Company determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (principal) or to arrange for those goods or services to be provided by the other party (agent). This determination is reviewed for each specified product or service promised to the customer and may involve significant judgment. The Company sells its products and services directly to customers and also through a network of resellers. In certain cases, the Company acts as a reseller of products and services provided by others. Certain revenues earned from domain names, third-party offerings, including Google Workspace, and Wix Payments, are recorded on a gross basis, as the Company has determined that it controls the promised product or service before it is transferred to the end customers, is primarily responsible for the fulfillment, and has discretion in establishing prices. Revenues related to third-party software applications and solutions are recognized on a net basis when the Company does not control the product or service before transferring to the customers.

Remaining performance obligation

The Company’s remaining performance obligations represent revenue that has not yet been recognized and include deferred revenue and unbilled amounts that will be recognized as revenue in future periods.

As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $611,217. As of December 31, 2021, the Company expects to recognize 79% of its remaining performance obligations as revenue over the next 12 months, and the remainder thereafter.

Costs to obtain contracts:
q.	Costs to obtain contracts:

The Company capitalizes certain sales commissions as costs of obtaining a contract when they are incremental and if they are expected to be recovered. These costs are subsequently amortized consistently with the pattern of revenue recognition from contracts for which the commissions relate, over an estimated period of benefit. Deferred commission costs capitalized are periodically reviewed for impairment. There were no impairment losses recorded during the periods presented. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these costs as incurred. Amortization expense of these costs are included in selling and marketing expenses.

As of December 31, 2021 and 2020, the amount of deferred commissions was $3,187 and $1,072, respectively and is included in prepaid expenses and other current assets on the consolidated balance sheets.

During the years ended December 31, 2021 and 2020, the Company recorded amortization expenses in connection with deferred commissions in the amount of $110 and $2, respectively.

Cost of revenues:
r.	Cost of revenues:

Cost of creative subscriptions revenues consists primarily of the allocation of costs associated with the provision of website creation and services, and related customer care and call center costs along with domain name registration costs. Cost of creative subscriptions revenues also consists of personnel and the related overhead costs, including share-based compensation.

Cost of business solutions revenue consists primarily of the allocation of bandwidth, hosting and support costs, and certain revenue share payments according to the Company’s agreements with third-party providers. It also includes costs related to payment processing, such as credit card interchange, network fees (charged by credit card providers), and third-party processing fees.

Research and development costs:
s.	Research and development costs:

Research and development costs are generally expensed as incurred. Research and development expenses primarily consist of personnel and related expenses, including share-based compensation and allocated overhead costs.

Internal use software costs:
t.	Internal use software costs:

The Company capitalized certain costs related to the online platform for internal use incurred during the application development stage. The Company also capitalizes costs related to upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred in the preliminary stages of development are expensed as incurred. Capitalization begins when the preliminary project stage is completed, and it is probable that the software will be completed and used for its intended function. Capitalization ceases when the software is substantially complete and ready for its intended use. Maintenance costs are expensed as incurred.

Capitalized software development are included in property and equipment, net in the consolidated balance sheets, and are amortized over the estimated useful life of the software, on a straight-line basis.

During 2021, 2020 and 2019, the Company capitalized $2,519, $575 and $778, respectively.

Selling and Marketing:
u.	Selling and marketing:

Selling and marketing expenses consist primarily of cost-per click expenses, social networking expenses, marketing campaigns and display advertisements, and are charged to the statement of comprehensive loss, as incurred. Selling and marketing expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $284,540, $282,804 and $187,318, respectively.

Share-based compensation:
v.	Share-based compensation:

The Company has granted restricted stock units (“RSUs”) and stock options vesting solely upon continued service, as well as performance-based awards, including performance stock units (“PSUs”), with vesting based on achievement of specified performance targets. In addition, the Company grants stock options under its Employee Stock Purchase Plan (“ESPP”), available solely to active employees. The Company accounts for share-based compensation in accordance with ASC 718, Compensation - Stock Compensation ("ASC 718"). Compensation cost for share-based awards is measured at the fair value on the grant date and recognized as expense using the straight-line method for service-based awards, and the accelerated method for performance-based awards, over the requisite service period. The Company estimates forfeitures at the grant date based on past experience, and revises its estimate if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company regularly estimates when and if performance-based awards will be earned and record expense over the estimated service period only for awards considered probable of being earned. Any previously recognized expense is reversed in the period in which an award is determined to no longer be probable of being earned.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate model for determining the fair value for its share options awards and ESPP, whereas the fair value of RSUs and PSUs is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires the Company to make several assumptions, including the Company’s share price, expected volatility, expected term, risk-free interest rate, and expected dividends. Expected volatility was calculated based upon actual historical share price movements over the most recent periods ending on the grant date, equal to the expected term of the options. The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model.

Income taxes:
w.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”), using the liability method, whereby deferred tax assets and liabilities account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and for carry-forward tax losses, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company recognizes a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized. As of December 31, 2021, the Company recorded a full valuation allowance against its deferred tax assets.

Deferred tax assets and liabilities are classified as long-term assets and liabilities in the consolidated balance sheets.

The Company applies a more-likely-than-not recognition threshold to uncertain tax positions based on the technical merits of the income tax positions taken. The Company does not recognize a tax benefit unless it is more-likely-than-not that the tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit that is recorded for these positions is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Legal contingencies
x.	Legal contingencies:

The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Basic and diluted net loss per share:
y.	Basic and diluted net loss per share:

Basic and diluted net loss per share is computed based on the weighted-average number of ordinary shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of ordinary shares outstanding during the period, plus dilutive potential shares considered outstanding during the period. Basic and diluted net loss per ordinary share was the same for each period presented as the inclusion of all potential ordinary shares outstanding was anti-dilutive.

For the years ended December 31, 2021, 2020 and 2019, all outstanding options, RSUs, performance-based awards and Convertible Senior Notes have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Treasury shares:
z.	Treasury shares:
The Company repurchased its ordinary shares and holds them as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.
Concentration of credit risks:
aa.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and restricted deposits, marketable debt securities, and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents, short-term and restricted deposits, are invested in major banks in Israel, Brazil and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and, therefore, bear minimal risk. The Company’s marketable debt securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy minimizes credit risk by setting limits for minimum credit rating and maximum concentration per issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically dispersed and derived from sales in North America, Europe, Latin America and Asia. Concentration of credit risk with respect to trade receivables is limited by ongoing creditworthiness evaluation and account monitoring procedures.

Fair value of financial instruments:
ab.	Fair value of financial instruments:

The Company applies ASC Topic 820, Fair Value Measurement (“ASC 820”), that defines fair value and establishes a framework for measuring and disclosing fair value. Fair value is based on the price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures certain financial assets and liabilities at fair value based on applicable accounting guidance using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Government grants:
ac.	Government grants:

Grants from the Investment and Development Authority for Economic and Industrial Development (the "Investment Authority") for participation in salary expenses for employees in national priority areas, from the Israel Innovation Authority (the "IIA"), for participation in research and development activities, and grants from the European Innovation Council (EIC), are recognized as a deduction from research and development expenses, net, at the time the Company is entitled to such grants on the basis of the related cost incurred. The Company will not be obligated to pay royalties to the Investment Authority and the IIA.

The Company recorded grants from the Investment Authority in the amounts of $509, $957 and $852 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company recorded grants from IIA in the amounts of $-, $16 and $758 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company recorded grants from EIC in the amounts of $9, $120 and $21 for the years ended December 31, 2021, 2020 and 2019, respectively.

Leases:
ad.	Leases:

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”), by first determining if an arrangement is a lease, at inception.

The Company's lease agreements generally include lease and non-lease components. Payments under lease arrangements are primarily fixed. Non-lease components primarily include payments for maintenance and utilities. The Company combines fixed payments for non-lease components with lease payments and account for them together as a single lease component.

Certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease right-of-use (“ROU”) assets and liabilities.

ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of its leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. ROU assets also include any prepaid lease payments and lease incentives.

Operating lease ROU assets and liabilities are included in the Company’s consolidated balance sheet. Operating lease expense (excluding variable lease payments) is recognized on a straight-line basis over the lease term. During the periods presented all of the Company’s lease contracts are accounted for as operating leases.

The carrying amounts of ROU assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. There were no impairment charges during any of the periods presented.

The Company subleases certain leased office spaces to third parties, and recognizes sublease income on a straight-line basis over the sublease term. The Company recognizes sublease income as an offset to lease expense in the consolidated statements of comprehensive loss.

Accounting pronouncements adopted in the year:
ae.	Accounting pronouncements adopted in the year:

1.
In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40). Under ASU 2020-06, the embedded conversion features are no longer separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, as long as no other features require bifurcation and recognition as derivatives. The guidance also requires the if-converted method to be applied for all convertible instruments when calculating earnings per share. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires using either a modified retrospective or a full retrospective approach.

The Company early adopted ASU 2020-06 effective January 1, 2021 using the modified retrospective approach. The adoption eliminated the requirement to separately account for the liability and equity components of the Company’s convertible notes, which existed under previous accounting guidance. This resulted in a decrease to accumulated deficit of $53,527, a decrease to additional paid-in capital of $215,712, and an increase to convertible notes, net of $162,185. Interest expense recognized in future periods will be reduced as a result of accounting for the convertible notes as a single liability measured at its amortized cost.

2.
In October 2021, the FASB issued ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the (1) recognition of an acquired contract liability and (2) payment terms and their direct effect on subsequent revenue recognized by the acquirer. The updates are effective for annual periods beginning after December 15, 2022, including interim periods within those periods. Early adoption is permitted, including the adoption in an interim period. The Company early adopted this ASU prospectively, as of January 1, 2021, with no material impact on its consolidated financial statements and related disclosures.

Prior-period financial statements correction of immaterial errors:
af.	Prior-period financial statements correction of immaterial errors:

During the year ended December 31, 2021, the Company recorded a correction of prior-period errors related to the timing of revenue recognition and the related cost of revenues from the sale of Google Workspace solutions. The Company assessed the materiality of these errors on the financial statements for prior periods in accordance with the SEC Staff Accounting Bulletin (SAB) No. 99, Materiality, codified in ASC 250, Presentation of Financial Statements, and concluded that they were not material to prior years presented. However, the Company determined that the impact of the misstatement to its financial statements for the year ended December 31, 2021 was material. In accordance with ASC 250, the Company has corrected the misstatement for the years ended December 31, 2020 and December 31, 2019 by revising the consolidated financial statements appearing herein. The impact of the errors on the Company’s consolidated balance sheet as of December 31, 2020 was an understatement of deferred revenues of $36,177 and an overstatement of accrued expenses of $21,660, resulted in an understatement of accumulated deficit of $14,517. In addition, the errors resulted in accumulated deficit as of December 31, 2019 and January 1, 2019, being understated by $12,804 and $11,470, respectively.

The following tables summarize the effects of the corrections on the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2019:

	Year Ended December 31, 2020
	As Previously Reported	Adjustment	As Revised
Total Revenues	$988,760	$(4,393)	$984,367
Total cost of revenue	315,699	(2,680)	313,019
Gross Profit	673,061	(1,713)	671,348
Operating loss	(197,342)	(1,713)	(199,055)
Loss before taxes	(150,165)	(1,713)	(151,878)
Net loss	(165,154)	(1,713)	(166,867)
Basic and diluted net loss per shares	$(3.03)	$(0.04)	$(3.07)

	Year Ended December 31, 2019
	As Previously Reported	Adjustment	As Revised
Total Revenues	$761,088	$(3,421)	$757,667
Total cost of revenue	196,907	(2,087)	194,820
Gross Profit	564,181	(1,334)	562,847
Operating loss	(80,250)	(1,334)	(81,584)
Loss before taxes	(83,816)	(1,334)	(85,150)
Net loss	(86,414)	(1,334)	(87,748)
Basic and diluted net loss per shares	$(1.71)	$(0.03)	$(1.74)